Consolidated Statements Of Income	12 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2009 CNY
Consolidated Statements Of Income [Abstract]
Net revenue	$ 14,461,957	93,474,859	39,897,671	4,707,511
Cost of revenue	(6,703,105)	(43,325,518)	(18,493,517)	(3,967,377)
Gross profit	7,758,852	50,149,341	21,404,154	740,134
Research and development expenditures	(342,259)	(2,212,193)	(1,878,735)
Selling and marketing expenses	(615,751)	(3,979,909)	(3,390,773)
General and administrative expenses	(10,128,955)	(65,468,504)	(42,170,339)	(21,734,647)
Other operating expenses	(1,635,644)	(10,571,986)	(2,861,943)	(48,888)
Total operating expenses	(12,722,609)	(82,232,592)	(50,301,790)	(21,783,535)
Other operating income	852,815	5,512,172	278,595
Operating loss	(4,110,942)	(26,571,079)	(28,619,041)	(21,043,401)
Derivative gain				5,807,511
Impairment loss on investment	(682,217)	(4,409,508)
Interest income	290,887	1,880,147	9,134,152	5,307,899
Investment income	1,705,303	11,022,226	2,823,770	15,257,412
Other non-operating income (expenses)	(182,542)	(1,179,859)	5,962,349	6,203,615
Income (loss) before income tax	(2,979,511)	(19,258,073)	(10,698,770)	11,533,036
Income taxes expenses	(962,243)	(6,219,458)	(164,400)
Net income (loss) from continuing operations	(3,941,754)	(25,477,531)	(10,863,170)	11,533,036
Net income (loss) from discontinued operation	(59,180,822)	(382,515,241)	16,522,995	85,457,207
Net income (loss)	(63,122,576)	(407,992,772)	5,659,825	96,990,243
Net income attributable to non-controlling interest	(517,409)	(3,344,272)
Net income (loss) attributable to the Noah Education Holdings Ltd. shareholders	$ (63,639,985)	(411,337,044)	5,659,825	96,990,243
From continuing and discontinued operations
Basic	$ (1.73)	(11.16)	0.15	2.66
Diluted	$ (1.73)	(11.16)	0.15	2.66
From continuing operations
Basic	$ (0.12)	(0.78)	(0.28)	0.32
Diluted	$ (0.12)	(0.78)	(0.28)	0.31
From discontinued operation
Basic	$ (1.61)	(10.38)	0.43	2.34
Diluted	$ (1.61)	(10.38)	0.42	2.31
Weighted average ordinary shares outstanding
Basic	36,856,451	36,856,451	38,327,047	36,446,790
Diluted	37,091,472	37,091,472	39,201,389	37,069,492